Trade Receivables	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Trade Receivables
22. Trade Receivables
As of December 31, 2020, all trade receivables are denominated in US dollars. The maximum default risk for receivables is their carrying amount. All receivables result from contracts with customers.

in € thousand	December 31, 2021	December 31, 2020
Trade receivables	0	550
Total	0	550